Loans and Debentures (Debentures) (Narrative) (Details) $ in Thousands, ₪ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2021 ILS (₪)	Sep. 30, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 31, 2024 ILS (₪)	Jan. 31, 2024 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Equity			$ 2,659,541	$ 2,070,224	$ 2,295,918			$ 2,280,286
Proceeds from issuance of debentures			52,349	0	$ 0
Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Redemption amount of debentures			$ 52,631	$ 8,451
Minimum [Member] | In Shekels [Member] | Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.50%	2.50%
Maximum [Member] | In Shekels [Member] | Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			6.20%	2.75%
Series C Debentures [Member] | Opc Member
Disclosure of detailed information about borrowings [line items]
Notional amount	₪ 851								$ 266,000
Borrowings, interest rate	2.50%								2.50%
Payments for debt issue costs	₪ 9	$ 3,000
Series D Debentures [Member] | Opc Member
Disclosure of detailed information about borrowings [line items]
Notional amount						₪ 200	$ 55,000
Borrowings, interest rate						6.20%	6.20%